Mutual Fund and Variable Insurance Trust

August 23, 2021 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re: Mutual Fund and Variable Insurance Trust (the “Registrant”);

File Nos. 033-11905 and 811-05010

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that: (i) the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 for Rational Inflation Growth Fund do not differ from those contained in the Registrant's Post-Effective Amendment No. 214, which was filed with the Commission on August 18, 2021; and (ii) Post-Effective Amendment No. 214 has been filed electronically with the Commission.

Very truly yours,

/s/ Jennifer A. Bailey

Jennifer A. Bailey

Secretary